SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Fair value
Property and equipment	¥ 52	¥ 22
Operating lease right-of-use assets	228	14
Intangible assets	166
Long-term investments	66
Goodwill	4
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Subtotal	231	219
Employee benefit plan assets	17	17
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Available-for-sale debt securities	281	248
Non-recurring basis
Fair value
Property and equipment	70	13
Operating lease right-of-use assets	309	10
Intangible assets	236
Long-term investments	113
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	70	13
Operating lease right-of-use assets	309	¥ 10
Intangible assets	236
Long-term investments	¥ 113